Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TETON WESTWOOD FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
Class A, B, C and I Shares | TETON WESTWOOD INTERMEDIATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TETON WESTWOOD INTERMEDIATE BOND FUND (formerly, "GAMCO Intermediate Bond Fund") (the "Intermediate Bond Fund")
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Intermediate Bond Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Intermediate Bond Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Intermediate Bond Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Intermediate Bond Fund’s performance. During the most recent fiscal year, the Intermediate Bond Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Intermediate Bond Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Intermediate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year, and that the Intermediate Bond Fund's operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Intermediate Bond Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities. The Intermediate Bond Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a Nationally Recognized Statistical Rating Organization ("NRSRO").

Although there are no restrictions on the maximum or minimum maturity of any individual security that the Intermediate Bond Fund may invest in, generally the Intermediate Bond Fund will have a dollar weighted average maturity of three to ten years. The Intermediate Bond Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, and certain collateralized and asset-backed securities. The Intermediate Bond Fund will seek to maintain an average rating of AA or better by Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, ("Standard & Poor's"), or comparable quality for the securities in its portfolio.

In selecting securities for the Intermediate Bond Fund, the Westwood Management Corporation, the Intermediate Bond Fund's sub-adviser (the "Sub-Adviser") Sub-Adviser focuses both on the fundamentals of particular issuers and yield curve positioning. The Sub-Adviser seeks to earn risk-adjusted returns superior to those of the Barclays Government/Credit Bond Index over time. The Sub-Adviser invests 80% to 100% of the Fund's assets in debt securities and the remainder in cash or cash equivalents. The Sub-Adviser has disciplines in place that serve as sell signals such as a change to a company's fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

You May Want to Invest in the Fund if:
  you are seeking current income consistent with the maintenance of principal and liquidity you are conservative in your investment approach
  you are seeking exposure to investment grade bonds as part of your overall investment strategy

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Intermediate Bond Fund's share price will fluctuate with changes in prevailing interest rates and the market value of the Intermediate Bond Fund's portfolio securities. Your investment in the Intermediate Bond Fund is not guaranteed; you may lose money by investing in the Intermediate Bond Fund. When you sell Intermediate Bond Fund shares, they may be worth more or less than what you paid for them.

Investing in the Intermediate Bond Fund involves the following risks:
  Management Risk.    If the portfolio manager is incorrect in his assessment of the securities the Intermediate Bond Fund holds, then the value of the Intermediate Bond Fund's shares may decline.
  Interest Rate Risk, Maturity Risk, and Credit Risk.    When interest rates decline, the value of the portfolio's debt securities generally rises. Conversely, when interest rates increase the value of the portfolio's debt securities generally declines. The magnitude of the increase or decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a debt security will not be able to make interest and principal payments when due.
  Pre-Payment Risk.    The Intermediate Bond Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Intermediate Bond Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Intermediate Bond Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Intermediate Bond Fund's income, total return, and share price.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Intermediate Bond Fund is not guaranteed; you may lose money by investing in the Intermediate Bond Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future. Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund's performance from year to year, and by showing how the Intermediate Bond Fund's average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Intermediate Bond Fund's past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TETON WESTWOOD INTERMEDIATE BOND FUND (Total returns for Class A Shares for the Years Ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Intermediate Bond Fund’s returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 5.04% (quarter ended December 31, 2008) and the lowest return for a quarter was (2.65)% (quarter ended June 30, 2004).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for Class I Shares prior to its inception date are those of the Class AAA Shares of the Intermediate Bond Fund which are offered in a separate Prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012, with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including "Roth'' IRAs and SEP IRAs (collectively, "IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown for Class I Shares prior to its inception date are those of the Class AAA Shares of the Intermediate Bond Fund which are offered in a separate Prospectus. All Classes of the Intermediate Bond Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including "Roth'' IRAs and SEP IRAs (collectively, "IRAs").
Class A, B, C and I Shares | TETON WESTWOOD INTERMEDIATE BOND FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee or Exchange Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[1]
1 Year	rr_ExpenseExampleYear01	510
3 Years	rr_ExpenseExampleYear03	809
5 Years	rr_ExpenseExampleYear05	1,130
10 Years	rr_ExpenseExampleYear10	2,039
1 Year	rr_ExpenseExampleNoRedemptionYear01	510
3 Years	rr_ExpenseExampleNoRedemptionYear03	809
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,130
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,039
2003	rr_AnnualReturn2003	1.20%	[3]
2004	rr_AnnualReturn2004	2.90%	[3]
2005	rr_AnnualReturn2005	1.70%	[3]
2006	rr_AnnualReturn2006	3.10%	[3]
2007	rr_AnnualReturn2007	5.60%	[3]
2008	rr_AnnualReturn2008	5.90%	[3]
2009	rr_AnnualReturn2009	3.70%	[3]
2010	rr_AnnualReturn2010	4.70%	[3]
2011	rr_AnnualReturn2011	5.00%	[3]
2012	rr_AnnualReturn2012	2.40%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.65%)
Class A, B, C and I Shares | TETON WESTWOOD INTERMEDIATE BOND FUND | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee or Exchange Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[1]
1 Year	rr_ExpenseExampleYear01	680
3 Years	rr_ExpenseExampleYear03	926
5 Years	rr_ExpenseExampleYear05	1,299
10 Years	rr_ExpenseExampleYear10	2,239
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	626
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,099
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,239
Class A, B, C and I Shares | TETON WESTWOOD INTERMEDIATE BOND FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee or Exchange Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[1]
1 Year	rr_ExpenseExampleYear01	280
3 Years	rr_ExpenseExampleYear03	626
5 Years	rr_ExpenseExampleYear05	1,099
10 Years	rr_ExpenseExampleYear10	2,405
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	626
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,099
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,405
Class A, B, C and I Shares | TETON WESTWOOD INTERMEDIATE BOND FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee or Exchange Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[1]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	317
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,311
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	317
5 Years	rr_ExpenseExampleNoRedemptionYear05	574
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,311
Class A, B, C and I Shares | TETON WESTWOOD INTERMEDIATE BOND FUND | Return Before Taxes | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	TETON Westwood Intermediate Bond Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(1.77%)
Past Five Years	rr_AverageAnnualReturnYear05	3.46%
Past Ten Years	rr_AverageAnnualReturnYear10	3.18%
Class A, B, C and I Shares | TETON WESTWOOD INTERMEDIATE BOND FUND | Return Before Taxes | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(3.26%)
Past Five Years	rr_AverageAnnualReturnYear05	3.29%
Past Ten Years	rr_AverageAnnualReturnYear10	2.94%
Class A, B, C and I Shares | TETON WESTWOOD INTERMEDIATE BOND FUND | Return Before Taxes | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	0.74%
Past Five Years	rr_AverageAnnualReturnYear05	3.66%
Past Ten Years	rr_AverageAnnualReturnYear10	2.97%
Class A, B, C and I Shares | TETON WESTWOOD INTERMEDIATE BOND FUND | Return Before Taxes | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (commenced operations on January 11, 2008)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	2.74%
Past Five Years	rr_AverageAnnualReturnYear05	4.67%
Past Ten Years	rr_AverageAnnualReturnYear10	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2008
Class A, B, C and I Shares | TETON WESTWOOD INTERMEDIATE BOND FUND | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	TETON Westwood Intermediate Bond Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(2.23%)
Past Five Years	rr_AverageAnnualReturnYear05	2.63%
Past Ten Years	rr_AverageAnnualReturnYear10	2.18%
Class A, B, C and I Shares | TETON WESTWOOD INTERMEDIATE BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	TETON Westwood Intermediate Bond Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	(1.10%)
Past Five Years	rr_AverageAnnualReturnYear05	2.49%
Past Ten Years	rr_AverageAnnualReturnYear10	2.14%
Class A, B, C and I Shares | TETON WESTWOOD INTERMEDIATE BOND FUND | Barclays Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Column	rr_AverageAnnualReturnColumnName	Indexes
Label	rr_AverageAnnualReturnLabel	Barclays Government/Credit Bond Index
Past One Year	rr_AverageAnnualReturnYear01	4.82%
Past Five Years	rr_AverageAnnualReturnYear05	6.06%
Past Ten Years	rr_AverageAnnualReturnYear10	5.25%

[1]	Please note that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above does not correlate to the ratio of Operating Expenses Net of Waivers/Reimbursements to Average Net Assets found in the "Financial Highlights" section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Intermediate Bond Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.10% for Class A Shares, 1.75% for Class B Shares, 1.75% for Class C Shares, and 0.75% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2014, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[3]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Intermediate Bond Fund's returns would be less than those shown.